SHARE-BASED COMPENSATION - Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	5.59	5.00	5.95
Interest rate	1.89%	0.64%	0.38%
Volatility	51.00%	51.00%	45.00%
Maximum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	7.23	6.11	6.11
Interest rate	4.25%	1.34%	1.71%
Volatility	54.00%	52.00%	51.00%